ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities	$ 2,415,000
Common stock, Shares issued	1,836,000
Trading of shares at fair value	4,349,000
Loss on extinguishment	$ 1,934,000